ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
Current:
Accounts payable	$102	$67
Accrued & other liabilities	828	653
Deferred revenue(1)	278	274
Total current	$1,208	$994

Non-current:
Deferred revenue(1)	$117	$165
Provisions & other liabilities	57	55
Total non-current	$174	$220

(1)Deferred revenue relates primarily to cash contributions from third parties to build future natural gas and electricity connections at our company’s U.K. regulated distribution operation and advance customer payments for container leases at our global intermodal logistics operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangement. Of the deferred revenue outstanding at December 31, 2025, 70% is estimated to be realized during 2026, 15% during 2027, 4% during 2028, and 11% will be realized in more than 3 years.
Our company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 25, Financial Risk Management.